STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

SUPPLEMENT DATED JULY 31, 2024 TO

SAI DATED APRIL 1, 2024, AS AMENDED AND RESTATED JUNE 11, 2024

1.

Effective July 1, 2024, the Board of Trustees of Northern Institutional Funds (the “Trust”) approved the appointment of William Martin as Trustee of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – INDEPENDENT TRUSTEES” on page 30 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS,(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE, AND LENGTH OF SERVICE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
William Martin Year of Birth: 1970 Trustee since July 1, 2024

•  Investment Committee Chair, Foundation for the Carolinas (a community foundation) since 2022;

•  Board Member, Social Venture Partners, Charlotte (a venture philanthropy partnership) since 2012;

•  Senior Managing Director, Chief Investment Officer of Global Fixed Income, Nuveen/TIAA (an investment manager) from 2004 to 2020;

•  Vice President, Lewtan Technologies (an analytics provider for structured finance) from 2001 to 2004.

None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (i.e., public companies) or other investment companies registered under the 1940 Act.

2.

Effective August 1, 2024, Kevin P. O’Rourke serves as President and Principal Executive Officer of the Trust. Accordingly, effective August 1, 2024, the information with respect to Kevin P. O’Rourke in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since August 2024	President of Northern Funds and FlexShares Trust since August 2024; Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Institutional Funds, Northern Funds, and FlexShares Trust from 2015 to 2024.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

3.	Effective August 1, 2024, the information for Peter K. Ewing in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

4.

Effective May 16, 2024, the Board of Trustees of the Trust approved the appointment of Michael L. Brainerd as Assistant Treasurer of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Michael L. Brainerd Year of Birth: 1979 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2024	Senior Vice President and Division Manager of Fund Accounting of The Northern Trust Company since 2022; Vice President and Fund Accounting Department Head at Brown Brothers Harriman from 2019 to 2022.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

5.	The information for Michael Pryszcz in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

6.	Effective August 1, 2024, the first paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 42 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Nickels and Ulrich, and Messrs. Carberry, Brainerd, Del Real, Gennovario, Meehan, O’Rourke, Rein, and Sivillo are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT SAI COMBO (7/24)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO — SIEBERT WILLIAMS SHANK SHARES

U.S. GOVERNMENT SELECT PORTFOLIO — SIEBERT WILLIAMS SHANK SHARES

SUPPLEMENT DATED JULY 31, 2024 TO

SAI DATED APRIL 1, 2024

1.

Effective July 1, 2024, the Board of Trustees of Northern Institutional Funds (the “Trust”) approved the appointment of William Martin as Trustee of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – INDEPENDENT TRUSTEES” on page 29 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS,(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE, AND LENGTH OF SERVICE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
William Martin Year of Birth: 1970 Trustee since July 1, 2024

•  Investment Committee Chair, Foundation for the Carolinas (a community foundation) since 2022;

•  Board Member, Social Venture Partners, Charlotte (a venture philanthropy partnership) since 2012;

•  Senior Managing Director, Chief Investment Officer of Global Fixed Income, Nuveen/TIAA (an investment manager) from 2004 to 2020;

•  Vice President, Lewtan Technologies (an analytics provider for structured finance) from 2001 to 2004.

None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (i.e., public companies) or other investment companies registered under the 1940 Act.

2.

Effective August 1, 2024, Kevin P. O’Rourke serves as President and Principal Executive Officer of the Trust. Accordingly, effective August 1, 2024, the information with respect to Kevin P. O’Rourke in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since August 2024	President of Northern Funds and FlexShares Trust since August 2024; Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Institutional Funds, Northern Funds, and FlexShares Trust from 2015 to 2024.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

3.	Effective August 1, 2024, the information for Peter K. Ewing in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

4.

Effective May 16, 2024, the Board of Trustees of the Trust approved the appointment of Michael L. Brainerd as Assistant Treasurer of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Michael L. Brainerd Year of Birth: 1979 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2024	Senior Vice President and Division Manager of Fund Accounting of The Northern Trust Company since 2022; Vice President and Fund Accounting Department Head at Brown Brothers Harriman from 2019 to 2022.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

5.	The information for Michael Pryszcz in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

6.	Effective August 1, 2024, the second paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 42 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Nickels and Ulrich, and Messrs. Carberry, Brainerd, Del Real, Gennovario, Meehan, O’Rourke, Rein, and Sivillo are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT SAI SWS (7/24)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO — SIEBERT WILLIAMS SHANK SHARES

SUPPLEMENT DATED JULY 31, 2024 TO

SAI DATED JUNE 11, 2024

1.

Effective July 1, 2024, the Board of Trustees of Northern Institutional Funds (the “Trust”) approved the appointment of William Martin as Trustee of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – INDEPENDENT TRUSTEES” on page 29 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS,(1) POSITIONS HELD WITH TRUST AND TERM OF OFFICE, AND LENGTH OF SERVICE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)
William Martin Year of Birth: 1970 Trustee since July 1, 2024

• Investment Committee Chair, Foundation for the Carolinas (a community foundation) since 2022;

•  Board Member, Social Venture Partners, Charlotte (a venture philanthropy partnership) since 2012;

•  Senior Managing Director, Chief Investment Officer of Global Fixed Income, Nuveen/TIAA (an investment manager) from 2004 to 2020;

•  Vice President, Lewtan Technologies (an analytics provider for structured finance) from 2001 to 2004.

None

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.
(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), (i.e., public companies) or other investment companies registered under the 1940 Act.

2.

Effective August 1, 2024, Kevin P. O’Rourke serves as President and Principal Executive Officer of the Trust. Accordingly, effective August 1, 2024, the information with respect to Kevin P. O’Rourke in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President and Principal Executive Officer since August 2024	President of Northern Funds and FlexShares Trust since August 2024; Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Institutional Funds, Northern Funds, and FlexShares Trust from 2015 to 2024.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

3.	Effective August 1, 2024, the information for Peter K. Ewing in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

4.

Effective May 16, 2024, the Board of Trustees of the Trust approved the appointment of Michael L. Brainerd as Assistant Treasurer of the Trust. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Michael L. Brainerd Year of Birth: 1979 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since May 2024	Senior Vice President and Division Manager of Fund Accounting of The Northern Trust Company since 2022; Vice President and Fund Accounting Department Head at Brown Brothers Harriman from 2019 to 2022.

(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Funds.

5.	The information for Michael Pryszcz in the table under the section entitled “TRUSTEES AND OFFICERS – OFFICERS OF THE TRUST” on page 34 of the SAI is hereby deleted.

6.	Effective August 1, 2024, the third paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 42 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Nickels and Ulrich, and Messrs. Carberry, Brainerd, Del Real, Gennovario, Meehan, O’Rourke, Rein, and Sivillo are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerntrust.com/institutional	NIF SPT SAI TIP SWS (7/24)